AFG-STATSUP 101619

Statutory Prospectus Supplement dated October 16, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class R6 shares of the Fund listed below:

Invesco European Small Company Fund

This supplement amends the Statutory Prospectus of the above referenced fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

Effective as of the open of business on November 15, 2019, the following sentences are deleted on the front cover of the Prospectus:

“As of the open of business on November 30, 2015, Invesco European Small Company Fund limited public sales of its shares to certain investors. The Fund may also accept investments by 529 college savings plans managed by the Adviser during this limited offering.”

Additionally, effective as of the open of business on November 15, 2019, the information appearing under the heading “Other Information – Limited Fund Offering (Invesco European Small Company Fund)” is deleted in its entirety.

AFG-STATSUP 101619

ESC-STATSUP 101619

Statutory Prospectus Supplement dated October 16, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of the Fund listed below:

Invesco European Small Company Fund

This supplement amends the Statutory Prospectus of the above referenced fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statutory Prospectus and retain it for future reference.

Effective as of the open of business on November 15, 2019, the following sentence is deleted on the front cover of the Prospectus:

“As of the open of business on November 30, 2015, the Fund limited public sales of its shares to certain investors.”

Additionally, effective as of the open of business on November 15, 2019, the information appearing under the heading “Other Information – Limited Fund Offering” is deleted in its entirety.

ESC-STATSUP 101619